Average Annual Total Returns - FIMMFunds-Class4ComboPRO - FIMMFunds-Class4ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class IV - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	4.36%
Past 5 years	1.42%
Past 10 years	0.86%